Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total Current Assets	¥ 202,344	¥ 561,036
Total Non-current Assets	81,172	39,233
Total Assets	283,516	600,269
Total Current Liabilities	334,671	312,111
VIEs [Member]
Statement [Line Items]
Total Current Assets	194,526	556,757
Total Non-current Assets	36,329	39,233
Total Assets	230,855	595,990
Total Current Liabilities	316,162	297,829
Total Liabilities	¥ 316,162	¥ 297,829